UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-09833

Investment Company Act File Number

Core Bond Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

December 31

Date of Fiscal Year End

March 31, 2016

Date of Reporting Period

Item 1. Schedule of Investments

Core Bond Portfolio

March 31, 2016

PORTFOLIO OF INVESTMENTS (Unaudited)

Corporate Bonds & Notes — 31.0%

Security	Principal Amount (000’s omitted)	Value
Aerospace & Defense — 0.2%
Lockheed Martin Corp., 4.70%, 5/15/46	$660	$741,277

		$741,277

Automotive — 1.9%
Ford Motor Co., 7.45%, 7/16/31	$475	$620,818
Ford Motor Credit Co., LLC, 2.551%, 10/5/18	600	602,910
Ford Motor Credit Co., LLC, 3.20%, 1/15/21	600	614,453
Ford Motor Credit Co., LLC, 3.336%, 3/18/21	400	412,274
General Motors Co., 6.25%, 10/2/43	733	785,717
General Motors Co., 6.60%, 4/1/36	736	812,348
General Motors Financial Co., Inc., 3.10%, 1/15/19	290	295,169
General Motors Financial Co., Inc., 6.75%, 6/1/18	133	143,756
Harman International Industries, Inc., 4.15%, 5/15/25	1,127	1,115,610
Magna International, Inc., 4.15%, 10/1/25	868	921,860
ZF North America Capital, Inc., 4.50%, 4/29/22(1)	1,000	1,023,750

		$7,348,665

Banks — 6.5%
Bank of America Corp., 3.30%, 1/11/23	$1,237	$1,249,636
Bank of America Corp., 5.65%, 5/1/18	807	866,823
Bank of America NA, 5.30%, 3/15/17	500	517,584
Barclays PLC, 2.75%, 11/8/19	1,080	1,073,814
Barclays PLC, 3.25%, 1/12/21	1,000	998,565
BPCE SA, 4.875%, 4/1/26(1)	700	695,550
Capital One Bank (USA), NA, 3.375%, 2/15/23	892	900,520
Citigroup, Inc., 3.70%, 1/12/26	1,000	1,028,795
Citigroup, Inc., 4.30%, 11/20/26	698	696,439
Citigroup, Inc., 4.50%, 1/14/22	725	795,120
Citigroup, Inc., 6.625%, 6/15/32	172	201,439
Discover Bank, 3.20%, 8/9/21	950	950,571
Fifth Third Bancorp, 4.30%, 1/16/24	1,131	1,194,648
First Horizon National Corp., 3.50%, 12/15/20	1,009	1,009,796
Goldman Sachs Group, Inc. (The), 4.25%, 10/21/25	300	305,539
Goldman Sachs Group, Inc. (The), 5.75%, 1/24/22	1,151	1,330,254
Huntington Bancshares, Inc., 3.15%, 3/14/21	1,185	1,203,922
JPMorgan Chase & Co., 3.875%, 9/10/24	642	658,848
JPMorgan Chase & Co., 5.625%, 8/16/43	178	205,814
Merrill Lynch & Co., Inc., 6.11%, 1/29/37	175	201,897
Morgan Stanley, 2.45%, 2/1/19	780	792,117
Morgan Stanley, 4.35%, 9/8/26	643	663,398
Morgan Stanley, 4.875%, 11/1/22	1,132	1,232,540
Regions Financial Corp., 3.20%, 2/8/21	1,026	1,036,117
Santander Holdings USA, Inc., 4.50%, 7/17/25	712	733,626
Suntrust Banks, Inc., 2.90%, 3/3/21	731	742,957
U.S. Bancorp, 2.35%, 1/29/21	1,388	1,411,323
Wells Fargo & Co., 3.45%, 2/13/23	1,830	1,878,963
Wells Fargo & Co., 4.10%, 6/3/26	364	381,551

		$24,958,166

Beverages — 1.0%
Anheuser-Busch InBev Finance, Inc., 2.65%, 2/1/21	$1,185	$1,219,037
Anheuser-Busch InBev Finance, Inc., 4.90%, 2/1/46	530	593,631
Coca-Cola Co. (The), 1.875%, 10/27/20	1,300	1,321,746
Constellation Brands, Inc., 4.25%, 5/1/23	775	796,313

		$3,930,727

Security	Principal Amount (000’s omitted)	Value
Biotechnology — 0.7%
Amgen, Inc., 2.20%, 5/22/19	$464	$475,106
Amgen, Inc., 3.125%, 5/1/25	500	507,739
Amgen, Inc., 5.15%, 11/15/41	667	738,949
Celgene Corp., 3.55%, 8/15/22	841	883,891

		$2,605,685

Building Materials — 0.4%
Masco Corp., 3.50%, 4/1/21	$1,120	$1,134,000
Owens Corning, Inc., 4.20%, 12/15/22	502	509,591

		$1,643,591

Chemicals — 0.9%
Eastman Chemical Co., 3.60%, 8/15/22	$970	$1,011,581
Ecolab, Inc., 3.25%, 1/14/23	1,140	1,173,623
Praxair, Inc., 3.20%, 1/30/26	1,000	1,051,190

		$3,236,394

Commercial Services — 0.5%
Block Financial, LLC, 4.125%, 10/1/20	$870	$899,438
Total System Services, Inc., 3.80%, 4/1/21	1,100	1,133,022

		$2,032,460

Computers — 0.7%
Apple, Inc., 2.85%, 2/23/23	$1,080	$1,118,162
HP Enterprise Co., 4.90%, 10/15/25(1)	635	655,308
HP Enterprise Co., 6.35%, 10/15/45(1)	345	340,256
Seagate HDD Cayman, 4.75%, 6/1/23	780	647,265

		$2,760,991

Diversified Financial Services — 2.0%
Ally Financial, Inc., 3.25%, 9/29/17	$975	$972,562
American Express Co., 3.625%, 12/5/24	1,162	1,172,864
American Express Credit Corp., 2.125%, 3/18/19	500	506,188
International Lease Finance Corp., 6.25%, 5/15/19	722	771,637
Janus Capital Group, Inc., 4.875%, 8/1/25	964	1,028,148
Jefferies Group, LLC, 5.125%, 1/20/23	633	636,389
Legg Mason, Inc., 4.75%, 3/15/26	1,185	1,204,419
Synchrony Financial, 3.75%, 8/15/21	1,163	1,195,809

		$7,488,016

Educational Services — 0.2%
University of Notre Dame du Lac, 3.438%, 2/15/45	$660	$650,395

		$650,395

Electric Utilities — 1.6%
Enel Finance International NV, 6.00%, 10/7/39(1)	$502	$591,319
Entergy Corp., 4.00%, 7/15/22	1,046	1,111,307
Exelon Generation Co., LLC, 5.20%, 10/1/19	613	668,256
Georgia Power Co., 1.95%, 12/1/18	520	525,660
Georgia Power Co., 4.30%, 3/15/42	697	711,765
ITC Holdings Corp., 4.05%, 7/1/23	680	703,625
Trans-Allegheny Interstate Line Co., 3.85%, 6/1/25(1)	688	712,425
Tyco Electronics Group SA, 3.70%, 2/15/26	1,070	1,110,007

		$6,134,364

Electrical and Electronic Equipment — 0.5%
Avnet, Inc., 4.625%, 4/15/26	$410	$415,438
Flextronics International, Ltd., 4.75%, 6/15/25	948	933,780

Security	Principal Amount (000’s omitted)	Value
NXP B.V./NXP Funding, LLC, 4.125%, 6/15/20(1)	$700	$708,750

		$2,057,968

Foods — 0.5%
Delhaize Group SA, 5.70%, 10/1/40	$849	$918,670
Kroger Co. (The), 2.95%, 11/1/21	780	814,345

		$1,733,015

Health Services — 0.9%
Dignity Health, 3.812%, 11/1/24	$845	$894,109
Fresenius Medical Care US Finance II, Inc., 5.625%, 7/31/19(1)	845	925,011
MEDNAX, Inc., 5.25%, 12/1/23(1)	160	166,800
Tenet Healthcare Corp., 4.75%, 6/1/20	700	721,000
UnitedHealth Group, Inc., 2.875%, 12/15/21	724	752,838

		$3,459,758

Household Products — 0.5%
Clorox Co. (The), 3.05%, 9/15/22	$500	$511,468
Newell Rubbermaid, Inc., 3.85%, 4/1/23	1,226	1,273,864

		$1,785,332

Industrial Conglomerates — 0.3%
General Electric Capital Corp., 5.30%, 2/11/21	$1,120	$1,302,118

		$1,302,118

Insurance — 1.0%
ACE INA Holdings, Inc., 3.35%, 5/3/26	$975	$1,018,987
Aflac, Inc., 4.00%, 2/15/22	289	311,078
Aflac, Inc., 6.45%, 8/15/40	335	419,735
Aon PLC, 3.875%, 12/15/25	1,108	1,131,475
Marsh and McLennan Cos., Inc., 3.75%, 3/14/26	841	864,459
Principal Financial Group, Inc., 6.05%, 10/15/36	205	243,886

		$3,989,620

Internet Software & Services — 0.2%
Netflix, Inc., 5.75%, 3/1/24	$685	$726,100

		$726,100

Media — 1.0%
CCO Safari II, LLC, 4.464%, 7/23/22(1)	$1,576	$1,652,904
Comcast Corp., 2.75%, 3/1/23	1,073	1,109,659
Discovery Communications, LLC, 4.90%, 3/11/26	900	930,112

		$3,692,675

Miscellaneous Manufacturing — 0.1%
Trinity Industries, Inc., 4.55%, 10/1/24	$486	$406,353

		$406,353

Oil and Gas — 2.5%
AmeriGas Finance LLC/AmeriGas Finance Corp., 7.00%, 5/20/22	$675	$695,250
Anadarko Petroleum Corp., 6.95%, 6/15/19	616	667,233
ConocoPhillips Co., 4.20%, 3/15/21	158	165,025
EOG Resources, Inc., 4.15%, 1/15/26	1,130	1,174,038
Exxon Mobil Corp., 1.708%, 3/1/19	1,419	1,437,163
Halliburton Co., 3.375%, 11/15/22	1,040	1,059,583
Noble Energy, Inc., 3.90%, 11/15/24	787	743,054
Petroleos Mexicanos, 6.875%, 8/4/26(1)	1,500	1,627,500
Shell International Finance B.V., 3.25%, 5/11/25	1,100	1,110,328
Total Capital International SA, 2.70%, 1/25/23	733	730,802

		$9,409,976

Packaging & Containers — 0.2%
Owens-Brockway Glass Container, Inc., 5.875%, 8/15/23(1)	$835	$871,531

		$871,531

Pharmaceuticals — 0.9%
AbbVie, Inc., 2.50%, 5/14/20	$1,100	$1,121,638
AbbVie, Inc., 4.40%, 11/6/42	520	527,567

Security	Principal Amount (000’s omitted)	Value
Actavis Funding SCS, 3.00%, 3/12/20	$1,122	$1,157,281
Actavis Funding SCS, 4.55%, 3/15/35	696	722,012

		$3,528,498

Pipelines — 0.4%
Gulfstream Natural Gas, 4.60%, 9/15/25(1)	$431	$427,556
Plains All America Pipeline L.P./PAA Finance Corp., 4.65%, 10/15/25	563	521,858
Sunoco Logistics Partners Operations L.P., 4.40%, 4/1/21	482	474,058

		$1,423,472

Real Estate Investment Trusts (REITs) — 1.0%
Boston Properties L.P., 3.65%, 2/1/26	$1,400	$1,450,764
Essex Portfolio L.P., 3.25%, 5/1/23	805	803,200
Simon Property Group L.P., 2.50%, 7/15/21	1,400	1,432,245

		$3,686,209

Retail-Drug Stores — 0.5%
CVS Health Corp., 5.125%, 7/20/45	$820	$954,008
Walgreens Boots Alliance, Inc., 3.80%, 11/18/24	1,000	1,031,261

		$1,985,269

Retail-Specialty and Apparel — 0.4%
Home Depot, Inc. (The), 3.35%, 9/15/25	$455	$493,860
Macy’s Retail Holdings, Inc., 2.875%, 2/15/23	600	570,968
Signet UK Finance PLC, 4.70%, 6/15/24	500	496,486

		$1,561,314

Software — 0.5%
Electronic Arts, Inc., 4.80%, 3/1/26	$1,200	$1,232,045
Oracle Corp., 4.50%, 7/8/44	688	740,560

		$1,972,605

Technology — 0.3%
KLA-Tencor Corp., 4.65%, 11/1/24	$401	$406,475
Western Digital Corp., 10.50%, 4/1/24(1)(2)	790	792,469

		$1,198,944

Telecommunications — 1.7%
AT&T, Inc., 3.00%, 6/30/22	$1,043	$1,060,206
AT&T, Inc., 3.60%, 2/17/23	1,534	1,596,543
Juniper Networks, Inc., 3.125%, 2/26/19	1,081	1,100,336
Verizon Communications, Inc., 5.15%, 9/15/23	1,700	1,965,948
Verizon Communications, Inc., 6.00%, 4/1/41	685	821,953

		$6,544,986

Tobacco — 0.4%
Altria Group, Inc., 4.00%, 1/31/24	$800	$882,399
Lorillard Tobacco Co., 7.00%, 8/4/41	444	527,189
Reynolds American, Inc., 5.85%, 8/15/45	230	280,630

		$1,690,218

Transportation — 0.3%
Kansas City Southern, 3.00%, 5/15/23(1)	$1,200	$1,167,254

		$1,167,254

Utilities — 0.3%
American Water Capital Corp., 3.40%, 3/1/25	$365	$385,079
American Water Capital Corp., 4.30%, 9/1/45	842	891,200

		$1,276,279

Total Corporate Bonds & Notes (identified cost $115,525,134)		$119,000,225

Agency Mortgage-Backed Securities — 22.2%

Security	Principal Amount (000’s omitted)	Value
Federal Home Loan Mortgage Corp.:
Pool #A93547, 4.50%, 8/1/40	$1,374	$1,497,472
Pool #C03490, 4.50%, 8/1/40	1,141	1,243,041
Pool #C03517, 4.50%, 9/1/40	569	620,243
Pool #C03815, 3.50%, 3/1/42	788	828,478
Pool #C03921, 3.50%, 5/1/42	772	811,604
Pool #C09013, 3.00%, 9/1/42	894	917,871
Pool #C09031, 2.50%, 2/1/43	1,387	1,383,114
Pool #C09032, 3.50%, 2/1/43	1,322	1,387,721
Pool #E01322, 5.00%, 3/1/18	1,388	1,428,973
Pool #E03124, 3.00%, 4/1/27	1,209	1,267,635
Pool #G04913, 5.00%, 3/1/38	1,280	1,418,970
Pool #G05958, 5.00%, 8/1/40	309	340,715
Pool #G07459, 3.50%, 8/1/43	3,087	3,240,380
Pool #G07527, 3.00%, 10/1/43	488	500,240
Pool #G07589, 5.50%, 6/1/41	1,256	1,412,564
Pool #G08348, 5.00%, 6/1/39	333	367,008
Pool #G08524, 3.00%, 3/1/43	1,429	1,466,656
Pool #G08596, 4.50%, 7/1/44	1,312	1,426,701
Pool #G08627, 3.50%, 2/1/45	219	229,052
Pool #G08651, 4.00%, 6/1/45	1,541	1,646,886
Pool #G08666, 3.00%, 9/1/45	2,936	3,009,845
Pool #G08670, 3.00%, 10/1/45	1,970	2,019,392
Pool #G18176, 5.00%, 4/1/22	109	117,560
Pool #G18309, 4.50%, 5/1/24	263	280,814
Pool #G18544, 2.50%, 3/1/30	824	847,481
Pool #G18566, 3.50%, 8/1/30	1,450	1,535,970
Pool #G60173, 4.00%, 7/1/45	1,797	1,929,652
Pool #J19206, 3.00%, 5/1/27	697	729,916
Pool #Q00285, 4.50%, 4/1/41	829	904,068
Pool #Q10378, 3.00%, 8/1/42	1,547	1,588,521
Pool #Q21661, 3.50%, 9/1/43	793	832,482
Pool #Q26812, 4.00%, 6/1/44	1,629	1,741,667
Pool #Q29436, 4.00%, 11/1/44	1,768	1,894,362
Pool #Q34764, 3.50%, 7/1/45	1,652	1,731,827
Pool #Q34966, 4.00%, 7/1/45	1,352	1,445,138

		$44,044,019

Federal National Mortgage Association:
Pool #735415, 6.50%, 12/1/32	$367	$430,790
Pool #889982, 5.50%, 11/1/38	105	117,325
Pool #890397, 3.50%, 12/1/26	84	89,327
Pool #890427, 3.50%, 4/1/42	1,625	1,710,837
Pool #929009, 6.00%, 1/1/38	322	369,774
Pool #995203, 5.00%, 7/1/35	37	40,749
Pool #AB4827, 3.50%, 4/1/42	472	496,820
Pool #AB6633, 3.50%, 10/1/42	284	298,975
Pool #AE0949, 4.00%, 2/1/41	478	512,478
Pool #AE0971, 4.00%, 5/1/25	326	346,689
Pool #AE7535, 4.00%, 10/1/40	416	446,269
Pool #AE9757, 4.00%, 12/1/40	93	100,063
Pool #AH0944, 4.00%, 12/1/40	1,106	1,188,493
Pool #AH1559, 4.00%, 12/1/40	183	195,601
Pool #AH3575, 4.50%, 1/1/41	349	381,211
Pool #AH3804, 4.00%, 2/1/41	871	934,178
Pool #AH6827, 4.00%, 3/1/26	434	462,714
Pool #AH9055, 4.50%, 4/1/41	655	714,722
Pool #AK3264, 3.00%, 2/1/27	315	329,513
Pool #AK6759, 3.50%, 3/1/42	1,509	1,587,185

Security	Principal Amount (000’s omitted)	Value
Pool #AL2551, 3.50%, 10/1/42	$369	$389,787
Pool #AL3865, 3.50%, 7/1/43	94	98,826
Pool #AL5162, 3.00%, 9/1/43	1,317	1,356,374
Pool #AL6838, 4.00%, 4/1/43	1,342	1,437,420
Pool #AL7524, 5.00%, 7/1/41	1,793	1,987,619
Pool #AO4647, 3.50%, 6/1/42	635	667,694
Pool #AP2133, 3.50%, 8/1/42	331	347,942
Pool #AS0304, 3.00%, 8/1/43	592	608,246
Pool #AS4421, 4.00%, 2/1/45	1,147	1,232,948
Pool #AS5332, 4.00%, 7/1/45	1,910	2,049,779
Pool #AS5783, 2.50%, 9/1/30	1,258	1,293,101
Pool #AZ3743, 3.50%, 11/1/45	2,943	3,090,091
Pool #BA0908, 3.50%, 3/1/46(2)	2,000	2,066,898
Pool #BA2906, 4.00%, 11/1/45	1,889	2,048,301
Pool #MA0956, 4.00%, 1/1/42	2,008	2,151,264
Pool #MA1003, 3.50%, 3/1/42	1,181	1,241,574
Pool #MA1060, 2.50%, 5/1/27	1,030	1,063,186
Pool #MA1438, 2.50%, 5/1/28	1,053	1,085,578
Pool #MA2357, 3.50%, 8/1/45	1,175	1,215,637
Pool #MA2389, 3.50%, 9/1/35	1,011	1,066,351
Pool #MA2486, 3.50%, 12/1/30	2,269	2,403,926

		$39,656,255

Government National Mortgage Association:
Pool #MA2524, 5.00%, 1/20/45	$1,364	$1,490,837

		$1,490,837

Total Agency Mortgage-Backed Securities (identified cost $84,158,705)		$85,191,111

Collateralized Mortgage Obligations — 0.2%

Security	Principal Amount (000’s omitted)	Value
Federal National Mortgage Association:
Series 2005-58, Class MA, 5.50%, 7/25/35	$613	$685,920

Total Collateralized Mortgage Obligations (identified cost $679,512)		$685,920

Commercial Mortgage-Backed Securities — 6.2%

Security	Principal Amount (000’s omitted)	Value
A10 Securitization, LLC
Series 2013-1, Class A, 2.40%, 11/15/25(1)	$3	$2,842
Series 2015-1, Class A2, 3.13%, 4/15/34(1)	880	883,873
Banc of America Commercial Mortgage Trust
Series 2006-3, Class A4, 5.889%, 7/10/44(3)	397	397,145
Series 2006-5, Class AM, 5.448%, 9/10/47	130	131,483
Bear Stearns Commercial Mortgage Securities Trust
Series 2006-PW14, Class A4, 5.201%, 12/11/38	375	379,763
CD Commercial Mortgage Trust
Series 2006-CD3, Class A5, 5.617%, 10/15/48	377	377,977
Citigroup Commercial Mortgage Trust
Series 2012-GC8, Class A2, 1.813%, 9/10/45	400	401,306
Series 2015-P1, Class D, 3.225%, 9/15/48(1)	1,000	705,145

Security	Principal Amount (000’s omitted)	Value
COMM Mortgage Trust
Series 2006-C8, Class A4, 5.306%, 12/10/46	$383	$388,096
Series 2012-CR2, Class AM, 3.791%, 8/15/45	165	175,100
Series 2013-CR11, Class C, 5.17%, 10/10/46(1)(3)	500	525,741
Series 2014-CR20, Class D, 3.222%, 11/10/47(1)	700	497,127
Series 2014-CR21, Class C, 4.419%, 12/10/47(3)	500	477,835
Series 2014-LC17, Class A2, 3.164%, 10/10/47	550	574,183
Series 2014-LC17, Class D, 3.687%, 10/10/47(1)	325	244,009
Series 2014-UBS2, Class A2, 2.82%, 3/10/47	670	687,816
Series 2015-LC19, Class C, 4.263%, 2/10/48(3)	700	683,539
Credit Suisse Commercial Mortgage Trust
Series 2006-C4, Class A3, 5.467%, 9/15/39	280	282,310
DBUBS Mortgage Trust
Series 2011-LC1A, Class A1, 3.742%, 11/10/46(1)	35	35,338
Deutsche Bank Commercial Mortgage Trust
Series 2016-C1, Class B, 4.195%, 5/10/49(2)	1,000	1,029,918
Extended Stay America Trust
Series 2013-ESH7, Class D7, 4.036%, 12/5/31(1)(3)	750	761,288
GCCFC Commercial Mortgage Trust
Series 2007-GG9, Class A4, 5.444%, 3/10/39	1,263	1,289,643
Hilton USA Trust
Series 2013-HLT, Class DFX, 4.407%, 11/5/30(1)	300	300,931
JPMBB Commercial Mortgage Securities Trust
Series 2014-C21, Class D, 4.661%, 8/15/47(1)(3)	675	538,265
Series 2014-C22, Class D, 4.561%, 9/15/47(1)(3)	500	394,875
Series 2014-C23, Class D, 3.96%, 9/15/47(1)(3)	250	192,588
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2006-CB16, Class A4, 5.552%, 5/12/45	296	297,419
Series 2006-CB17, Class A4, 5.429%, 12/12/43	1,211	1,223,828
Series 2006-LDP7, Class A4, 5.935%, 4/17/45(3)	843	842,990
Series 2006-LDP8, Class A4, 5.399%, 5/15/45	217	217,543
Series 2011-C5, Class A3, 4.171%, 8/15/46	850	936,206
Series 2013-LC11, Class AS, 3.216%, 4/15/46	220	226,456
ML-CFC Commercial Mortgage Trust
Series 2006-4, Class A3, 5.172%, 12/12/49	240	243,054
Morgan Stanley Capital I Trust
Series 2006-IQ12, Class A4, 5.332%, 12/15/43	1,293	1,304,509
Series 2007-IQ15, Class A4, 5.918%, 6/11/49(3)	765	793,795
Motel 6 Trust
Series 2015-MTL6, Class D, 4.532%, 2/5/30(1)	1,000	978,119
UBS Commercial Mortgage Trust
Series 2012-C1, Class D, 5.535%, 5/10/45(1)(3)	850	856,017
Wachovia Bank Commercial Mortgage Trust
Series 2006-C29, Class A4, 5.308%, 11/15/48	475	478,863
Wells Fargo Commercial Mortgage Trust
Series 2010-C1, Class C, 5.612%, 11/15/43(1)(3)	500	533,822
Series 2015-LC22, Class C, 4.539%, 9/15/58(3)	900	864,891
Series 2015-SG1, Class C, 4.471%, 12/15/47(3)	1,500	1,466,457
WF-RBS Commercial Mortgage Trust
Series 2013-C13, Class AS, 3.345%, 5/15/45	80	82,849

Total Commercial Mortgage-Backed Securities (identified cost $24,057,438)		$23,704,954

Asset-Backed Securities — 7.5%

Security	Principal Amount (000’s omitted)	Value
Automotive — 4.6%
AmeriCredit Automobile Receivables Trust
Series 2013-5, Class B, 1.52%, 1/8/19	$353	$353,067
Series 2015-3, Class A2A, 1.07%, 1/8/19	2,825	2,822,109
Avis Budget Rental Car Funding LLC
Series 2013-2A, Class B, 3.66%, 2/20/20(1)	450	455,908
Series 2014-1A, Class A, 2.46%, 7/20/20(1)	920	920,763
Series 2014-1A, Class B, 2.96%, 7/20/20(1)	365	362,094
BMW Vehicle Owner Trust
Series 2014-A, Class A2, 0.53%, 4/25/17	26	26,217
California Republic Auto Receivables Trust
Series 2013-2, Class A2, 1.23%, 3/15/19	208	208,154
CarMax Auto Owner Trust
Series 2013-1, Class A3, 0.60%, 10/16/17	25	24,557
Series 2015-3, Class A2A, 1.10%, 11/15/18	676	676,599
Series 2016-1, Class A2A, 1.30%, 4/15/19	725	725,867
Enterprise Fleet Financing LLC
Series 2014-1, Class A3, 1.38%, 9/20/19(1)	500	498,114
Fifth Third Auto Trust
Series 2014-1, Class A4, 1.14%, 10/15/20	365	364,643
First Investors Auto Owner Trust
Series 2015-2A, Class A1, 1.59%, 12/16/19(1)	1,480	1,477,625
Series 2016-1A, Class A1, 1.92%, 5/15/20(1)	726	727,692
Ford Credit Auto Owner Trust
Series 2014-1, Class B, 2.41%, 11/15/25(1)	475	476,195
Series 2016-A, Class A2A, 1.12%, 12/15/18	370	370,381
GMF Floorplan Owner Revolving Trust
Series 2015-1, Class B, 1.97%, 5/15/20(1)	775	767,311
Honda Auto Receivables Owner Trust
Series 2014-2, Class A4, 1.18%, 5/18/20	570	570,325
Hyundai Auto Receivables Trust
Series 2015-C, Class A2A, 0.99%, 11/15/18	500	499,835
Nissan Auto Lease Trust
Series 2014-B, Class A2A, 0.73%, 4/17/17	425	424,553
Santander Drive Auto Receivables Trust
Series 2015-1, Class B, 1.97%, 11/15/19	1,000	998,994
Series 2016-1, Class A2A, 1.41%, 7/15/19	1,850	1,849,644
Toyota Auto Receivables Owner Trust
Series 2014-C, Class A2, 0.51%, 2/15/17	61	60,775
Volkswagen Credit Auto Master Trust
Series 2014-1A, Class A2, 1.40%, 7/22/19(1)	455	449,998
World Omni Auto Receivables Trust
Series 2016-A, Class A2, 1.32%, 12/16/19	1,500	1,503,179

		$17,614,599

Computers — 0.3%
Dell Equipment Finance Trust
Series 2015-1, Class C, 2.42%, 3/23/20(1)	$1,225	$1,220,698

		$1,220,698

Machinery — 0.1%
CNH Equipment Trust
Series 2014-C, Class A2, 0.63%, 12/15/17	$425	$425,244

		$425,244

Other — 1.4%
DB Master Finance LLC
Series 2015-1A, Class A2I, 3.262%, 2/20/45(1)	$822	$811,219
Leaf II Receivables Funding LLC
Series 2015-1, Class A4, 2.03%, 8/17/20(1)	555	551,906

Security	Principal Amount (000’s omitted)	Value
Nextgear Floorplan Master Owner Trust
Series 2015-2A, Class A, 2.38%, 10/15/20(1)	$1,250	$1,240,983
Sierra Receivables Funding Co., LLC
Series 2014-1A, Class B, 2.42%, 3/20/30(1)	147	146,291
Series 2015-1A, Class B, 3.05%, 3/22/32(1)	471	466,579
SpringCastle Funding Trust
Series 2014-AA, Class A, 2.70%, 5/25/23(1)	531	528,945
Synchrony Credit Card Master Note Trust
Series 2015-3, Class A, 1.74%, 9/15/21	700	701,632
Wendys Funding LLC
Series 2015-1A, Class A2I, 3.371%, 6/15/45(1)	1,045	1,028,776

		$5,476,331

Single Family Home Rental — 1.1%
American Homes 4 Rent
Series 2014-SFR1, Class C, 2.191%, 6/17/31(1)(4)	$1,000	$957,633
American Residential Properties Trust
Series 2014-SFR1, Class C, 2.791%, 9/17/31(1)(4)	850	821,480
Colony American Homes
Series 2014-1A, Class C, 2.291%, 5/17/31(1)(4)	915	879,926
FirstKey Lending Trust
Series 2015-SFR1, Class A, 2.553%, 3/9/47(1)	685	679,227
Invitation Homes Trust
Series 2013-SFR1, Class D, 2.582%, 12/17/30(1)(4)	350	334,941
Series 2014-SFR1, Class D, 3.041%, 6/17/31(1)(4)	500	482,368

		$4,155,575

Total Asset-Backed Securities (identified cost $29,090,445)		$28,892,447

Foreign Government and Agency Securities — 0.8%

Security	Principal Amount (000’s omitted)	Value
Bermuda — 0.1%
Government of Bermuda, 4.854%, 2/6/24(1)	$510	$537,438

		$537,438

Mexico — 0.3%
Government of Mexico, 3.60%, 1/30/25	$500	$511,250
Government of Mexico, 4.00%, 10/2/23	790	829,500

		$1,340,750

Panama — 0.2%
Republic of Panama, 3.875%, 3/17/28	$700	$708,750

		$708,750

Sweden — 0.2%
Svensk Exportkredit AB, 2.875% to 11/14/18, 11/14/23(1)(5)	$600	$597,354

		$597,354

Total Foreign Government and Agency Securities (identified cost $3,110,685)		$3,184,292

U.S. Treasury Obligations — 31.0%

Security	Principal Amount (000’s omitted)	Value
U.S. Treasury Bond, 3.625%, 2/15/44	$11,300	$13,715,816
U.S. Treasury Bond, 3.875%, 8/15/40	12,200	15,302,655
U.S. Treasury Inflation-Protected Note, 2.375%, 1/15/25(6)	15,710	18,730,797
U.S. Treasury Note, 1.50%, 5/31/19	10,000	10,181,840
U.S. Treasury Note, 1.75%, 2/28/22	9,875	10,062,279
U.S. Treasury Note, 2.625%, 8/15/20	10,500	11,163,632
U.S. Treasury Note, 3.50%, 2/15/18	30,500	32,081,578
U.S. Treasury Note, 4.625%, 2/15/17	7,400	7,657,986

Total U.S. Treasury Obligations (identified cost $116,275,091)		$118,896,583

Preferred Securities — 0.3%

Security	Shares	Value
Diversified Financial Services — 0.1%
PPTT, 2006-A GS, Class A, 5.92%(1)(4)	1.30	$226,750

		$226,750

Insurance — 0.2%
American Overseas Group, Ltd., Series A, 7.50% to 12/15/16 (Non-cumulative)(5)(7)(8)	2,000	$800,125

		$800,125

Total Preferred Securities (identified cost $2,278,613)		$1,026,875

Interest Rate Swaptions Purchased — 0.0%(9)

Description	Counterparty	Expiration Date	Notional Amount (000’s omitted)	Value
Option to receive 3-month USD-LIBOR-BBA Rate and pay 2.60%	Wells Fargo Bank, N.A.	5/12/16	$10,200	$25
Option to receive 3-month USD-LIBOR-BBA Rate and pay 2.85%	Wells Fargo Bank, N.A.	5/12/16	3,000	101

Total Interest Rate Swaptions Purchased (identified cost $522,757)				$126

Short-Term Investments — 1.5%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.52%(10)	$5,790	$5,789,645

Total Short-Term Investments (identified cost $5,789,645)		$5,789,645

Total Investments — 100.7% (identified cost $381,488,025)		$386,372,178

Other Assets, Less Liabilities — (0.7)%		$(2,505,060)

Net Assets — 100.0%		$383,867,118

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At March 31, 2016, the aggregate value of these securities is $37,456,577 or 9.8% of the Portfolio’s net assets.

(2)	When-issued security.

(3)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at March 31, 2016.

(4)	Variable rate security. The stated interest rate represents the rate in effect at March 31, 2016.

(5)	Security converts to floating rate after the indicated fixed-rate coupon period.

(6)	Inflation-linked security whose principal is adjusted for inflation based on changes in the U.S. Consumer Price Index. Interest is calculated based on the inflation-adjusted principal.

(7)	Non-income producing security.

(8)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(9)	Amount is less than 0.05%.

(10)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of March 31, 2016. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended March 31, 2016 was $9,613.

The Portfolio is subject to interest rate risk in the normal course of pursuing its investment objectives. Because the Portfolio holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. To hedge against this risk, the Portfolio enters into interest rate swaptions.

At March 31, 2016, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and whose primary underlying risk exposure is interest rate risk was $126.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at March 31, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$383,500,542

Gross unrealized appreciation	$6,666,113
Gross unrealized depreciation	(3,794,477)

Net unrealized appreciation	$2,871,636

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2016, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total
Corporate Bonds & Notes	$—	$119,000,225	$—	$119,000,225
Agency Mortgage-Backed Securities	—	85,191,111	—	85,191,111
Collateralized Mortgage Obligations	—	685,920	—	685,920
Commercial Mortgage-Backed Securities	—	23,704,954	—	23,704,954
Asset-Backed Securities	—	28,892,447	—	28,892,447
Foreign Government and Agency Securities	—	3,184,292	—	3,184,292
U.S. Treasury Obligations	—	118,896,583	—	118,896,583
Preferred Securities	—	226,750	800,125	1,026,875
Interest Rate Swaptions Purchased	—	126	—	126
Short-Term Investments	—	5,789,645	—	5,789,645
Total Investments	$—	$385,572,053	$800,125	$386,372,178

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended March 31, 2016 is not presented. At March 31, 2016, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Core Bond Portfolio

By:	/s/ Thomas H. Luster
Thomas H. Luster
President

Date:	May 23, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas H. Luster
Thomas H. Luster
President

Date:	May 23, 2016

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	May 23, 2016